Financial statements of Barclays PLC - Statement of changes in equity (Parenthetical) - GBP (£) £ in Millions				12 Months Ended
		Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2018
Effects of changes in accounting policies			£ 0	£ (2,150)	[1]
Barclays PLC [member]
Effects of changes in accounting policies				11
Available for sale reserve [member]
Effects of changes in accounting policies			0	(364)	[1],[2]
Available for sale reserve [member] | Barclays PLC [member]
Effects of changes in accounting policies	[3]			(86)
Available for sale reserve [member] | IFRSs 9 [member] | Barclays PLC [member]
Effects of changes in accounting policies		£ (86)
Retained earnings [member]
Effects of changes in accounting policies			£ 175	(2,014)	[1]
Retained earnings [member] | Barclays PLC [member]
Effects of changes in accounting policies				£ 97
Retained earnings [member] | IFRSs 9 [member] | Barclays PLC [member]
Effects of changes in accounting policies		£ 86

[1]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m was therefore reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2 017, a £4m loss (net of tax) on own credit was booked in the reserve

[2]	b For further details refer to Note 30 .
[3]	As a result of the adoption of IFRS 9 on 1 January 2018, the available for sale reserve of £86m has been transferred to retained earnings.